Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current
Cash	$ 37,614	$ 15,523
Restricted Cash	2	0
Trade And Amounts Receivable (note 5)	5,324	922
Loan Receivables And Advances (note 6)	273	302
Prepaid Expenses	1,700	347
Biological Assets (note 7)	37	0
Inventory (note 8)	2,993	540
Total Current Assets	47,943	17,634
Non-current
Property, Plant And Equipment (note 9)	3,750	411
Right Of Use Assets (note 15)	1,229	318
Intangible Assets (note 12)	9,736	658
Goodwill (note 12)	20,054	431
Investments (note 10)	2,670	0
Other Assets	97	0
Total Assets	85,479	19,452
Current
Trade Payables And Accrued Liabilities	5,628	1,809
Amounts Payable To Vendors On Business Combinations	0	605
Current Portion Of Long Term Debt (note 14)	18	251
Current Portion Of Lease Liability (note 15)	412	78
Other Accrued Liabilities	61	0
Total Current Liabilities	6,119	2,743
Non-current
Non-current Debt (note 14)	0	69
Non-current Lease Liability (note 15)	908	251
Deferred Tax (note 21)	1,511	139
Total Liabilities	8,538	3,202
Shareholders' Equity
Share Capital (note 16)	102,428	27,254
Options (note 17)	3,712	2,396
Warrants (note 18)	10,670	3,961
Accumulated Other Comprehensive (loss) Income	(1,108)	39
Deficit	(38,536)	(17,287)
Non-controlling Interest	(225)	(113)
Total Shareholders' Equity	76,941	16,250
Total Liabilities And Shareholders' Equity	$ 85,479	$ 19,452